Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC  20004

Tel:  202.739.3000

Fax:  202.739.3001

www.morganlewis.com

W. John McGuire

202.373.6799

john.mcguire@morganlewis.com

October 1, 2019

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      BNY Mellon ETF Trust

Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for BNY Mellon ETF Trust, a business trust organized under the laws of the State of Massachusetts (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end management investment company, and initially intends to issue shares in eight series:  BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF (each a “Fund” and, collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be non-diversified for purposes of the 1940 Act.  The Funds will rely on exemptive relief granted by the U.S. Securities and Exchange Commission allowing each Fund to operate as an index-based exchange-traded fund.1

1 Investment Company Act Release No. 32666 (May 30, 2017) (Notice); Investment Company Act Release No. 32711 (June 26, 2017) (Order).

Please direct questions and comments relating to this filing to me at (202) 373-6799.

Sincerely,

/s/ W. John McGuire

W. John McGuire